BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2015	Mar. 31, 2014
Balance Sheet
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	525,000,000	525,000,000
Common stock, shares issued	72,968,915	66,832,323
Common stock, shares outstanding	72,968,915	66,832,323